OTHER NON-CURRENT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITY
Summary of other non-current liability

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Consideration refund payable	—	62,255	8,943

Less: current portion	—	(11,282)	(1,621)

Total	—	50,973	7,322

Summary of future installment payment schedule according to the borrowing agreements

	December 31, 2019
	RMB’000	US$’000

2020	14,336	2,059
2021	14,336	2,059
2022	14,336	2,059
2023	14,336	2,059
2024	14,336	2,059

Total	71,682	10,295